Accounts Receivable, net (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ (3)	$ (4)
Accounts receivable, net	539	308
Trade Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross, current	361	161
Credit Card Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross, current	133	98
Vendor receivables for rebates, branding and other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross, current	21	15
Other Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross, current	$ 27	$ 38